Loans and borrowings - Summary of Senior Secured Net Leverage Ratio on Multicurrency Revolving Credit Facility (Detail) - Senior Facilities Agreement [Member] - Multicurrency Revolving Credit Facility [Member]
Dec. 31, 2021
Greater than 4.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Borrowings, adjustment to interest rate basis	3.75%
Greater than 4.00:1.00 but equal to or less than 4.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Borrowings, adjustment to interest rate basis	3.50%
Greater than 3.50:1.00 but equal to or less than 4.00:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Borrowings, adjustment to interest rate basis	3.25%
Greater than 3.00:1.00 but equal to or less than 3.50:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Borrowings, adjustment to interest rate basis	3.00%
Equal to or less than 3.00:1.00
Disclosure In Tabular Form Of Variable Interest Rate Spread Based On Leverage Ratio [Line Items]
Borrowings, adjustment to interest rate basis	2.75%